ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Sep. 30, 2022	Mar. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and benefits	$ 340,892	$ 114,839
Professional fees and other accrued expenses	840,223	826,966
Interest payable	1,263	127,244
Accrued expenses and other liabilities, net	$ 1,182,378	$ 1,069,049